INVESTMENT IN BIOCANCELL (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN BIOCANCELL [Abstract]
Schedule of Investment in BioCancell
	December 31,
	2011	2012

Common stock (*)	$265	$218
Convertible note	2,680	-
Warrants	88	25

Investment in BioCancell	$3,033	$243

(*)
The value of one share of common stock of BioCancell on April 25, 2013, was $ 0.24 (NIS 0.86). Following the sale of common shares subsequent to year-end (refer to Note 11) the investment of the remaining 347,609 common stock amounted to $83.